Operating Expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Operating Expenses
7)	OPERATING EXPENSES
Consolidated operating expenses during 2021, 2020 and 2019 by function are as follows:

	2021	2020	2019
Administrative expenses 1, 2	$979	1,069	1,104
Selling expenses 2	324	330	366

Total administrative and selling expenses	1,303	1,399	1,470
Distribution and logistics expenses	1,636	1,412	1,476

Total operating expenses	$2,939	2,811	2,946

1
All significant R&D activities are executed by several internal areas of CEMEX as part of their daily activities. In 2021, 2020 and 2019, total combined expenses of these departments recognized within administrative expenses were $35, $31 and $38, respectively.

2
In 2021, 2020 and 2019, administrative expenses include depreciation and amortization of $142, $145 and $132, respectively, and selling expenses include depreciation and amortization of $49 in 2021, $50 in 2020 and $48 in 2019.

Consolidated operating expenses during 2021, 2020 and 2019 by nature are as follows:

	2021	2020	2019
Transportation costs	$1,502	1,313	1,371
Payroll	915	945	961
Depreciation and amortization	191	195	180
Professional legal, accounting and advisory services	145	176	180
Maintenance, repairs and supplies	78	74	78
Other operating expenses	108	108	176

	$2,939	2,811	2,946